BASIS OF PRESENTATION	9 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

NOTE 1.                      BASIS OF PRESENTATION

In August 2009 the Company initiated a number of corporate changes, including 1), a name change to TOA Distribution Systems Inc, (formerly known as Skyhigh Resources Inc, 2) approved a 10 for 1 roll forward of its issued and outstanding common stock, 3), increased it authorized par value $0.001 common shares to 250,000,000 shares (formerly 50,000,000), and 4), authorized 10,000,000 par value $0.001 preferred shares.

The Company also resolved to change its corporate focus, moving from mining and exploration into bottled drinking water distribution.

On September 2, 2009 the Company entered into to a Sub-Distribution agreement with Taste of Aruba (US), Inc to distribute bottled water products produced in Aruba by Taste of Aruba-Premium Aruban Water.   The territory in which the Company can distribute these products include the United States and all its territories and insular areas in the Caribbean and Pacific such as but not limited to Puerto Rico, U.S. Virgin Islands, Marshall Islands, Guam, and all of Canada.

 The water product is made from desalinated seawater, is filtered through coral calcium and will be further enhanced by the addition of electrolytes then bottled in Taste of Aruba’s proprietary biodegradable bottles. The products will be marketed to retail locations that currently handle bottled water such as display cases in food beverage marketer at airports, food chain store, and sublicensing to bulk dealers and will include the use of vending machines located at high traffic locations.

The Company owned two (2) mineral properties, which were acquired by issuing stock to related parties and which had been fully impaired. These claims were deemed surplus, had been held for sale for about two years and were sold in May 2012.

In the opinion of management, the accompanying balance sheets and related interim statements of income, cash flows, and stockholders' equity include all adjustments, consisting only of normal recurring items, necessary for their fair presentation in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. Actual results and outcomes may differ from management's estimates and assumptions.

Interim results are not necessarily indicative of results for a full year. The information included in this Form 10-Q should be read in conjunction with information included in the Form 1O-K filed on July 2, 2013